CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (90,092)	$ (6,452)	$ (243,966)	$ (4,687)	$ 781	$ (4,075)	$ 2,205	$ 5,824	$ (345,197)	$ 4,735	$ 7,353
Amortization and recognition of unrecognized pension cost components, net of income taxes									(2,760)	0	0
Comprehensive income (loss)									(347,957)	4,735	7,353
Less: Comprehensive income (loss) attributable to noncontrolling interests									2,491	3,398	(448)
Comprehensive income (loss) attributable to Quorum Health Corporation									$ (350,448)	$ 1,337	$ 7,801